Other Expense (Tables)	9 Months Ended
Sep. 30, 2017
Other Liabilities Disclosure [Abstract]
Components of Other Expense
The components of other expense are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Freight tax (provision) recovery	(1,864)	488	(6,296)	(4,014)
Foreign exchange gain (loss)	81	69	151	(248)
Other income	15	5	227	277
Total	(1,768)	562	(5,918)	(3,985)

Unrecognized Tax Benefits Roll Forward
The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2016 to September 30, 2017:

2017
$
Balance of unrecognized tax benefits as at January 1	12,882
Increases for positions related to the current period	4,291
Changes for positions taken in prior periods	1,499
Decreases related to statute of limitations	(201)
Balance of unrecognized tax benefits as at September 30	18,471